Work in Progress, Net - Additional Information (Detail) - PEN (S/) S/ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Vial y Vives - DSD S.A. [member] | Cumbra Peru S.A [member]
Disclosure Of Unbilled Work In Progress [Line items]
Expenses incurred by the company under construction contracts	S/ 171.0	S/ 29.6
Cumbra Ingenieria S.A. [member]
Disclosure Of Unbilled Work In Progress [Line items]
Expenses incurred by the company under construction contracts	S/ 15.5	S/ 19.9